Financial assets at fair value through profit or loss - Equity Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 6,403,268	$ 11,767,330
Prisma Medios de Pago S.A
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	4,113,917	9,107,526
Mercado de Valores de Buenos Aires S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	260,000	232,450
BYMA-Bolsas y Mercados Argentinos S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	124,312	205,693
Investment Funds
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 1,905,039	$ 2,221,661